September 7, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Alpha Alternative Assets Fund (f/k/a A3 Alternative Credit Fund, File Nos. 333-231938, 811-23447)

Dear Sir/Madam:

On behalf of the Alpha Alternative Assets Fund, a registered investment company (the “Fund”), we hereby submit, via electronic filing, Post-Effective Amendment No. 4 to the Fund’s Registration Statement under the Securities Act of 1933. The Amendment is filed pursuant to Rule 486(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to revise the Fund’s principal investment strategies, risks, provide for a change in the Fund’s adviser, revise the Fund’s concentration policy and other revisions

If you have any questions, please contact Andrew Davalla at (614) 469-3353

Very truly yours,

/s/ Andrew J. Davalla

Andrew J. Davalla

Thompson Hine llp	41 South High Street	www.ThompsonHine.com
Attorneys at Law	Suite 1700	O: 614.469.3200
	Colombus, Ohio 43215-6101	F: 614.469.3361